Derivative Instruments - Derivative, Fair Value, and Location on Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 1.6	$ 12.2
Liability derivatives	57.2	20.8
Commodity contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	0.8	0.6
Liability derivatives	0.6	1.8
Foreign currency contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	0.0	1.5
Liability derivatives	0.1	0.0
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Asset derivatives	0.8	10.1
Liability derivatives	$ 56.5	$ 19.0